Average Annual Total Returns - FidelityDisciplinedEquityFund-KPRO - FidelityDisciplinedEquityFund-KPRO - Fidelity Disciplined Equity Fund	Dec. 30, 2024
Fidelity Disciplined Equity Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	34.14%
Past 5 years	16.19%
Past 10 years	10.74%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%